Shareholder Report, Average Annual Return (Details)	2 Months Ended	8 Months Ended	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000263822
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000017399
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017400
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000039809
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000038019
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000263824
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000017419
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017420
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000218395
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Plan Class
C000263826
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000017426
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017427
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000218396
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Plan Class
C000094780
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000094781
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000105877
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000105878
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000148757
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000148758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000263825
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000017421
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017422
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000017415
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017417
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000263823
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000017410
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000017411
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
C000218394
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Plan Class
C000263827
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I-3
C000257108
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
C000257109
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class N
Without Sales Load [Member] | C000263822
Average Annual Return [Line Items]
Average Annual Return, Percent	6.60%
Without Sales Load [Member] | C000017399
Average Annual Return [Line Items]
Average Annual Return, Percent			22.53%	14.44%		15.32%
Without Sales Load [Member] | C000017400
Average Annual Return [Line Items]
Average Annual Return, Percent			22.41%	14.28%		15.11%
Without Sales Load [Member] | C000039809
Average Annual Return [Line Items]
Average Annual Return, Percent			8.74%	5.56%		5.41%
Without Sales Load [Member] | C000038019
Average Annual Return [Line Items]
Average Annual Return, Percent			8.37%	5.29%		5.07%
Without Sales Load [Member] | C000263824
Average Annual Return [Line Items]
Average Annual Return, Percent	2.11%
Without Sales Load [Member] | C000017419
Average Annual Return [Line Items]
Average Annual Return, Percent			6.23%	(0.45%)		1.84%
Without Sales Load [Member] | C000017420
Average Annual Return [Line Items]
Average Annual Return, Percent			6.18%	(0.58%)		1.65%
Without Sales Load [Member] | C000218395
Average Annual Return [Line Items]
Average Annual Return, Percent			6.38%	(0.41%)	0.32%
Without Sales Load [Member] | C000263826
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%
Without Sales Load [Member] | C000017426
Average Annual Return [Line Items]
Average Annual Return, Percent			13.58%	2.97%		4.32%
Without Sales Load [Member] | C000017427
Average Annual Return [Line Items]
Average Annual Return, Percent			13.42%	2.86%		4.15%
Without Sales Load [Member] | C000218396
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%	3.05%	2.21%
Without Sales Load [Member] | C000094780
Average Annual Return [Line Items]
Average Annual Return, Percent			14.71%	2.30%		2.87%
Without Sales Load [Member] | C000094781
Average Annual Return [Line Items]
Average Annual Return, Percent			14.72%	2.25%		2.84%
Without Sales Load [Member] | C000105877
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%	(1.18%)		1.42%
Without Sales Load [Member] | C000105878
Average Annual Return [Line Items]
Average Annual Return, Percent			7.16%	(1.28%)		1.36%
Without Sales Load [Member] | C000148757
Average Annual Return [Line Items]
Average Annual Return, Percent			0.36%	5.84%		5.57%
Without Sales Load [Member] | C000148758
Average Annual Return [Line Items]
Average Annual Return, Percent			0.27%	5.72%		5.47%
Without Sales Load [Member] | C000263825
Average Annual Return [Line Items]
Average Annual Return, Percent	7.10%
Without Sales Load [Member] | C000017421
Average Annual Return [Line Items]
Average Annual Return, Percent			17.58%	18.80%		10.91%
Without Sales Load [Member] | C000017422
Average Annual Return [Line Items]
Average Annual Return, Percent			17.39%	18.60%		10.70%
Without Sales Load [Member] | C000017415
Average Annual Return [Line Items]
Average Annual Return, Percent			12.69%	16.63%		9.96%
Without Sales Load [Member] | C000017417
Average Annual Return [Line Items]
Average Annual Return, Percent			12.56%	16.52%		9.83%
Without Sales Load [Member] | C000263823
Average Annual Return [Line Items]
Average Annual Return, Percent	2.48%
Without Sales Load [Member] | C000017410
Average Annual Return [Line Items]
Average Annual Return, Percent			7.80%	(0.74%)		1.61%
Without Sales Load [Member] | C000017411
Average Annual Return [Line Items]
Average Annual Return, Percent			7.57%	(0.95%)		1.36%
Without Sales Load [Member] | C000218394
Average Annual Return [Line Items]
Average Annual Return, Percent			7.86%	(0.69%)	(0.05%)
Without Sales Load [Member] | C000263827
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%
Without Sales Load [Member] | C000257108
Average Annual Return [Line Items]
Average Annual Return, Percent		30.50%
Without Sales Load [Member] | C000257109
Average Annual Return [Line Items]
Average Annual Return, Percent		30.30%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	6.44%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)	0.35%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent	4.14%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent			12.76%	2.71%		4.13%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent			12.76%	2.71%		4.13%
TCW Index: JPMorgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan EMBI Global Diversified Index
Average Annual Return, Percent			12.76%	2.71%	2.08%
TCW Index: JPMorgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan GBI-EM Global Diversified Index
Average Annual Return, Percent			13.06%	2.33%		3.13%
TCW Index: JPMorgan GBI-EM Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan GBI-EM Global Diversified Index
Average Annual Return, Percent			13.06%	2.33%		3.13%
TCW Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			5.69%	(1.63%)		1.10%
TCW Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent			5.69%	(1.63%)		1.10%
TCW Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI
Average Annual Return, Percent			7.86%	13.23%		9.20%
TCW Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI
Average Annual Return, Percent			7.86%	13.23%		9.20%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	6.44%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.97%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)		1.90%
TCW Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			6.16%	(0.24%)	0.35%
TCW Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	9.15%
TCW Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		29.90%
TCW Index: MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net)
Average Annual Return, Percent		29.90%
TCW Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	9.41%
TCW Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.52%	19.24%		18.27%
TCW Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			30.52%	19.24%		18.27%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			12.23%	6.80%		7.08%
TCW Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			21.45%	17.64%		14.63%
TCW Index: 40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			12.23%	6.80%		7.08%
TCW Index: S&P Global REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global REIT Index
Average Annual Return, Percent			3.29%	8.12%		4.79%
TCW Index: S&P Global REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Global REIT Index
Average Annual Return, Percent			3.29%	8.12%		4.79%
TCW Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	2.56%
TCW Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			11.15%	14.28%		9.97%
TCW Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			11.15%	14.28%		9.97%
TCW Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			7.86%	13.23%		9.20%
TCW Index: Russell Midcap® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			7.86%	13.23%		9.20%